Ordinary Shares	12 Months Ended
Dec. 31, 2020
Ordinary Shares
Ordinary Shares

22. Ordinary Shares

In April 2017, the Company was incorporated as a limited liability company in the Cayman Islands. In July 2019, the Company became the holding company of the Group pursuant to the Reorganization described in Note 1. In connection with the Reorganization and issuance of Series C convertible redeemable preferred shares (“Series C Preferred Shares”), 3,830,157,186 authorized shares of the Company were designated as Class A Ordinary Shares, and 240,000,000 authorized shares were designated as Class B ordinary shares. Each Class A Ordinary Share is entitled to one vote, and is not convertible into Class B Ordinary Shares under any circumstances. Each Class B Ordinary Share is entitled to ten votes, subject to certain conditions, and is convertible into one Class A Ordinary Share at any time by the holder thereof. Upon the Reorganization, the Company issued ordinary shares and Series Pre‑A, A‑1, A‑2, A‑3, B‑1, B‑2 and B‑3 convertible redeemable preferred shares (the “Series Pre‑A, A‑1, A‑2, A‑3, B‑1, B‑2 and B‑3 Preferred Shares”) to shareholders of Beijing CHJ in exchange for respective equity interests that they held in Beijing CHJ immediately before the Reorganization. Series Pre‑A, A‑1, A‑2, A‑3, B‑1, B‑2 and B‑3 Preferred Shares would be converted into Class A Ordinary Shares based on the then‑effective conversion price.

On July 4, 2016, Beijing CHJ issued Series Pre‑A shares (“Series Pre‑A Ordinary Shares”) with cash consideration of RMB100,000. Series Pre‑A Ordinary Shares were classified as equity as they were not redeemable. In July 2017, upon Series A‑2 financing, certain rights were granted to holders of Series Pre‑A Ordinary Shares, including contingent redemption rights. Series Pre‑A Ordinary Shares were effectively re-designated to Series Pre‑A Preferred Shares. Such re-designation was accounted for as a repurchase and cancellation of Series Pre‑A Ordinary Shares and a separate issuance of Series Pre‑A Preferred Shares. Accordingly, the excess of fair value of the Series Pre‑A Preferred Shares over the fair value of the Series Pre‑A Ordinary Shares repurchased from employee shareholders was recorded as an employee compensation. While for other non‑employee Series Pre‑A shareholders, such difference was recognized as a deemed dividend given to these shareholders. The excess of the fair value of all Series Pre‑A Ordinary Shares over the carrying value of these shares was accounted for as a retirement of the Series Pre‑A Ordinary Shares. The Company elected to charge the excess entirely to accumulated deficits.

In August 2020, the Company completed its IPO and 190,000,000 Class A Ordinary Shares were issued with proceeds of US$1,042,137, net of underwriter commissions and relevant offering expenses. Concurrently with completion of the IPO, 66,086,955 Class A Ordinary Shares were issued for a consideration of US$380,000. On August 7, 2020, the Company issued an additional 28,500,000 Class A Ordinary Shares upon the exercise of underwriters' over-allotment option for a consideration of US$157,320.

All of the Preferred Shares (other than those beneficially owned by Mr. Xiang Li, the founder and the CEO of the Company) were automatically converted to 1,045,789,275 Class A Ordinary Shares immediately upon the completion of the IPO. Concurrently, all Preferred Shares beneficially owned by Mr. Xiang Li were automatically converted to 115,812,080 Class B Ordinary Shares.

In December 2020, the Company completed a follow-on offering of 108,100,000 Class A Ordinary Shares, which included 14,100,000 Class A Ordinary Shares issued in connection with the underwriters' full exercise of their over-allotment option.

As of December 31, 2019 and 2020, the Company had issued and outstanding ordinary shares of 255,000,000 and 1,809,288,310, respectively.